Derivative Instruments Measured at Fair Value on Recurring Basis (Detail) In Millions, unless otherwise specified	Mar. 31, 2014 USD ($)	Mar. 31, 2014 INR	Mar. 31, 2013 INR	Mar. 31, 2014 Fair Value, Measurements, Recurring INR	Mar. 31, 2013 Fair Value, Measurements, Recurring INR	Mar. 31, 2014 Fair Value, Measurements, Recurring Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1) INR	Mar. 31, 2013 Fair Value, Measurements, Recurring Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1) INR	Mar. 31, 2014 Fair Value, Measurements, Recurring Fair Value Measurements Using Significant other observable inputs (Level 2) INR	Mar. 31, 2013 Fair Value, Measurements, Recurring Fair Value Measurements Using Significant other observable inputs (Level 2) INR	Mar. 31, 2014 Fair Value, Measurements, Recurring Fair Value Measurements Using Significant unobservable inputs (Level 3) INR	Mar. 31, 2013 Fair Value, Measurements, Recurring Fair Value Measurements Using Significant unobservable inputs (Level 3) INR
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	$ 2,374.7	142,479.3	72,523.0	142,479.3	72,523.0	0	0	142,479.3	72,523.0	0	0
Derivative liabilities	$ 2,069.6	124,176.3	69,099.7	124,176.3	69,099.7	0	0	124,176.3	69,099.7	0	0